UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments

at March 31, 2014

(Unaudited)

	Principal		Value
	Amount ($)	Security†	(Note 1)
Corporate Bonds - 0.09%
Consumer Products - 0.09%	1,306,082	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-In-Kind Interest, due 3/20/17 (a) (c) (d)	$132,567

		Total Corporate Bonds (Cost $1,306,082)	132,567

Litigation Claims - 1.05%
Securities Brokerage - 1.05%	3,461,000	Lehman Brothers Holdings, Inc., SIPA Claims (b)	1,528,608

		Total Litigation Claims (Cost $1,453,620)	1,528,608

	Shares
Common Stocks and Warrants - 83.94%
Asset Management - 6.33%	186,623	Bank of New York Mellon Corp. (The)	6,585,926
	64,807	Brookfield Asset Management, Inc., Class A (Canada)	2,647,366
			9,233,292

Automotive - 4.16%	14,557	Cie Generale des Etablissements Michelin (France)	1,820,553
	88,300	Toyota Industries Corp. (Japan)	4,243,259
			6,063,812

Consumer Products - 0.00%#	33,915	Home Products International, Inc. (a) (b) (c)	1,696

Depository Institutions - 6.81%	131,354	Chong Hing Bank, Ltd. (Hong Kong) (a)	300,930
	95,197	Comerica, Inc.	4,931,205
	329,767	KeyCorp	4,695,882
			9,928,017

Diversified Holding Companies - 11.82%	254,500	Cheung Kong Holdings, Ltd. (Hong Kong)	4,219,519
	47,088	Investor AB, Class B (Sweden)	1,703,878
	10,446,960	Lai Sun Garment International, Ltd. (Hong Kong) (b)	1,508,489
	28,318	Pargesa Holdings S.A. (Switzerland)	2,450,458
	132,995	RHJ International (Belgium) (b)	668,758
	1,710,000	Wheelock & Co., Ltd. (Hong Kong)	6,679,946
			17,231,048

Insurance & Reinsurance - 3.16%	6,419	Alleghany Corp. (b)	2,614,972
	3,322	White Mountains Insurance Group, Ltd. (Bermuda)	1,992,868
			4,607,840

Manufactured Housing - 5.50%	102,209	Cavco Industries, Inc. (b)	8,018,296

Non-U.S. Real Estate Operating
Companies - 8.72%	1,040,000	Hang Lung Group, Ltd. (Hong Kong)	5,235,867
	1,282,448	Henderson Land Development Co., Ltd. (Hong Kong)	7,481,567
			12,717,434

Oil & Gas
Production & Services - 14.20%	64,100	Apache Corp.	5,317,095
	96,126	Devon Energy Corp.	6,433,713
	186,500	EnCana Corp. (Canada)	3,987,370
	75,750	Total S.A. (France)	4,967,418
			20,705,596

Securities Brokerage - 3.53%	591,650	Daiwa Securities Group, Inc. (Japan)	5,147,524

Semiconductor & Related - 4.44%	158,250	Intel Corp.	4,084,432
	133,712	NVIDIA Corp.	2,394,782
			6,479,214

Software - 1.23%	89,500	Symantec Corp.	1,787,315

Steel & Specialty Steel - 5.05%	106,041	POSCO, ADR (South Korea)	7,360,306

Telecommunications - 2.28%	903,727	Vodafone Group PLC (United Kingdom)	3,319,125

Telecommunications Equipment - 0.03%	88,558	Sycamore Networks, Inc. (b)	50,478

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments

at March 31, 2014

(Unaudited)

			Value
	Shares	Security†	(Note 1)
Common Stocks and Warrants (continued)
U.S. Real Estate Operating
Companies - 1.60%	67,588	Tejon Ranch Co. (b)	$2,286,502
	11,223	Tejon Ranch Co., Warrants, Expire 8/31/16 (b)	40,964
			2,327,466

Utilities - 4.06%	327,550	Covanta Holding Corp.	5,912,277

Water Treatment Facilities and Chemicals - 1.02%	68,500	Kurita Water Industries Ltd. (Japan)	1,485,942

		Total Common Stocks and Warrants (Cost $119,184,538)	122,376,678

	Principal Amount ($)
Short Term Investments - 3.43%
U.S. Government Obligations - 3.43%	5,000,000	U.S. Treasury Bills, 0.09%‡, due 7/3/14	4,999,515

		Total Short Term Investments (Cost $4,998,902)	4,999,515

		Total Investment Portfolio - 88.51% (Cost $126,943,142)	129,037,368

		Other Assets less Liabilities - 11.49%	16,755,619

		NET ASSETS - 100.00%	$145,792,987
		(Applicable to 8,735,730 shares outstanding)

		NET ASSET VALUE PER SHARE	$16.69

Notes:
(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Security subject to restrictions on resale.

Shares/ Principal Amount ($)	Issuer	Acquisition Date	Cost	Market Value Per Unit
33,915	Home Products International, Inc. – common stock	5/30/07	$3,749,309	$0.05
$1,306,082	Home Products International, Inc., 2nd Lien, Convertible, 6.000%, Payment-In-Kind Interest, due 3/20/17	3/16/07-10/1/13	1,306,082	10.15

At March 31, 2014, these restricted securities had a total market value of $134,263 or 0.09% of net assets of the Portfolio.

(d)	Payment-In-Kind (“PIK”) security. Income may be paid in additional securities.
†	U.S. unless otherwise noted.
‡	Annualized yield at date of purchase.
#	Amount represents less than 0.01% of net assets.
ADR:	American Depositary Receipt.
SIPA:	Securities Investor Protection Act of 1970.

Country Concentration

% of
Net Assets
United States*	42.40%
Hong Kong	17.44
Japan	7.46
South Korea	5.05
France	4.65
Canada	4.55
United Kingdom	2.28
Switzerland	1.68
Bermuda	1.37
Sweden	1.17
Belgium	0.46
Total	88.51%

* Includes cash equivalents.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments
March 31, 2014
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio” or the “Fund”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

Accounting policies:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Portfolio computes its NAV. Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

Board, under procedures established by the Board. At March 31, 2014, such securities had a total fair value of $435,193 or 0.30% of net assets. Among the factors that may be considered by the Committee in determining fair value are: the type of security, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Warrants) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Litigation Claims — Litigation claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the litigation claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of March 31, 2014:

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks and Warrants:
Asset Management	$9,233,292
Automotive	6,063,812
Depository Institutions	9,627,087
Diversified Holding Companies	17,231,048
Insurance & Reinsurance	4,607,840
Manufactured Housing	8,018,296
Non-U.S. Real Estate Operating Companies	12,717,434
Oil & Gas Production & Services	20,705,596
Securities Brokerage	5,147,524
Semiconductor & Related	6,479,214
Software	1,787,315
Steel & Specialty Steel	7,360,306
Telecommunications	3,319,125
Telecommunications Equipment	50,478
U.S. Real Estate Operating Companies	2,327,466
Utilities	5,912,277
Water Treatment Facilities and Chemicals	1,485,942
Total for Level 1 Securities	122,074,052

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Litigation Claims	1,528,608
Short Term Investments:
U.S. Government Obligations	4,999,515
Total for Level 2 Securities	6,528,123

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	1,696
Depository Institutions	300,930
Corporate Bonds - Consumer Products	132,567
Total for Level 3 Securities	435,193
Total Value of Investments	$129,037,368

†	The value of securities that transferred from Level 2 on December 31, 2013 to Level 1 on March 31, 2014, was $18,863,621. The transfer was due to the availability of quoted prices in active market at period end.

Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change in
								unrealized
								appreciation/
								(depreciation)
		Net change in						attributable to
	Balance as of	unrealized					Balance as of	securities still
	12/31/13	appreciation/	Net	Realized	Transfer in/(out)		3/31/14	held at
	(fair value)	(depreciation)	sales	gain	Level 3		(fair value)	period end
Common Stocks and Rights:
Consumer Products	$1,696	$—	$—	$—	$—		$1,696	$—
Depository Institutions	—	(1,472,314)	(2,009,934)	1,236,939	2,546,239		300,930	(1,472,314)
Diversified Holding Companies	68,013	—	—	—	(68,013	)*	—	—
Corporate Bonds -
Consumer Products	284,595	(152,028)	—	—	—		132,567	(152,028)
Total	$354,304	$(1,624,342)	$(2,009,934)	$1,236,939	$2,478,226		$435,193	$(1,624,342)

*	Due to exercise of rights

Transfer in or out is recorded utilizing value as of the beginning of the period. The transfer is due to lack of quoted prices in active markets at period end.

The Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Board.

The significant unobservable inputs used in the fair value measurement of the Trust’s private investments in Consumer Products are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The significant unobservable input used in the fair value measurement of the Trust’s private investment in Depository Institutions is the lack of a quoted market price.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Portfolio of Investments

March 31, 2014 (continued)

(Unaudited)

Security transactions:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.
•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-In-Kind securities:

The Portfolio may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

2. INVESTMENTS

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investments securities as of March 31, 2014:

Gross unrealized appreciation	$20,444,527
Gross unrealized depreciation	(18,350,301)
Net unrealized appreciation	$2,094,226
Book cost	$126,943,142

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Third Avenue Variable Series Trust

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	April 30, 2014

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	April 30, 2014